Supplement to the Fidelity® Variable Insurance Products  High Income Portfolio Initial Class, Service Class, and Service Class 2 April 29, 2024
Prospectus
The following information replaces similar information found in the "Fund Summary" section under the "Fee Table" heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
	Initial Class	Service Class	Service Class 2
Management fee	0.63% A, B	0.63% A, B	0.63% A, B
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.02% B	0.02% B	0.02% B
Acquired fund fees and expenses	0.17% C	0.17% C	0.17% C
Total annual operating expenses	0.82% C	0.92% C	1.07% C
AThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11%, 0.11%, and 0.11% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements.
BAdjusted to reflect current fees.
CIncludes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity® funds, total annual operating expenses are 0.68%, 0.78%, and 0.93% for Initial Class, Service Class and Service Class 2, respectively.
	Initial Class	Service Class	Service Class 2
1 year	$84	$94	$109
3 years	$262	$293	$340
5 years	$455	$509	$590
10 years	$1,014	$1,131	$1,306

VHI-PSTK-0724-112 1.797996.112	July 10, 2024
Supplement to the
Fidelity® Variable Insurance Products  High Income Portfolio Investor Class April 29, 2024
Prospectus
The following information replaces similar information found in the "Fund Summary" section under the "Fee Table" heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.67% A, B
Distribution and/or Service (12b-1) fees	None
Other expenses	0.02% B
Acquired fund fees and expenses	0.17% C
Total annual operating expenses	0.86% C
AThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements.
BAdjusted to reflect current fees.
CIncludes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity® funds, total annual operating expenses are 0.72%.
1 year	$88
3 years	$274
5 years	$477
10 years	$1,061

VIPHI-INV-PSTK-0724-109 1.918649.109	July 10, 2024